Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aimco CLO Ltd.(a),(b)
Series 2020-12A Class C
3-month USD LIBOR + 2.150% Floor 2.150% 01/17/2032	2.276%	6,750,000	6,755,711
AIMCO CLO Ltd.(a),(b)
Series 2019-10A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 07/22/2032	2.011%	9,500,000	9,501,510
Series 2019-10A Class DR
3-month USD LIBOR + 2.900% Floor 2.900% 07/22/2032	3.011%	3,375,000	3,366,097
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	4,800,000	4,824,227
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/20/2033	2.684%	3,900,000	3,906,611
Anchorage Capital CLO 16 Ltd.(a),(b)
Series 2020-16A Class B
3-month USD LIBOR + 2.200% Floor 2.200% 10/20/2031	2.334%	6,200,000	6,201,655
ARES L CLO Ltd.(a),(b)
Series 2018-50A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 01/15/2032	2.026%	7,000,000	7,002,744
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 04/22/2031	2.238%	3,550,000	3,551,704
Series 2019-52A Class DR
3-month USD LIBOR + 3.300% Floor 3.300% 04/22/2031	3.438%	3,775,000	3,776,163
Ares XXXIX CLO Ltd.(a),(b)
Series 2016-39A Class CR2
3-month USD LIBOR + 2.050% Floor 2.050% 04/18/2031	2.177%	8,450,000	8,450,862
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium IX(a),(b)
Series 209A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 05/28/2030	1.621%	5,550,000	5,550,067
Bain Capital Credit CLO(a),(b),(c),(d),(e)
Series 2019-2A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 10/17/2032	1.800%	4,550,000	4,550,000
Series 2019-2A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 10/17/2032	2.300%	11,650,000	11,650,000
BDS Ltd.(a),(b)
Series 2021-FL7 Class C
1-month USD LIBOR + 1.700% Floor 1.700% 06/16/2036	1.791%	8,075,000	8,059,936
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	1.584%	3,525,000	3,525,226
Blackbird Capital Aircraft(a)
Series 2021-1A Class A
07/15/2046	2.443%	6,135,416	6,138,519
Subordinated Series 2021-1A Class B
07/15/2046	3.446%	5,222,656	5,247,358
CarVal CLO III Ltd.(a),(b)
Series 2019-2A Class CR
3-month USD LIBOR + 1.950% Floor 1.950% 07/20/2032	4.216%	3,700,000	3,701,428
Series 2019-2A Class DR
3-month USD LIBOR + 2.950% Floor 2.950% 07/20/2032	5.216%	4,800,000	4,793,846
Castlelake Aircraft Structured Trust(a)
Series 2017-1R Class A
08/15/2041	2.741%	6,486,477	6,478,248
Subordinated Series 2021-1A Class C
01/15/2046	7.000%	6,007,899	6,175,920
CBAM Ltd.(a),(b)
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	1.534%	2,755,000	2,747,947
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2019-72A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 05/15/2032	1.850%	4,550,000	4,549,968
Dryden Senior Loan Fund(a),(b)
Series 2021-87A Class D
3-month USD LIBOR + 2.950% Floor 2.950% 05/20/2034	3.088%	6,375,000	6,354,485
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% Floor 1.650% 08/15/2030	1.775%	2,850,000	2,850,641
Elmwood CLO IV Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 04/15/2033	1.826%	12,950,000	12,969,684
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class C
3-month USD LIBOR + 2.250% Floor 2.250% 01/17/2034	2.384%	5,150,000	5,172,655
Elmwood CLO VIII Ltd.(a),(b)
Series 2021-1A Class C1
3-month USD LIBOR + 1.950% Floor 1.950% 01/20/2034	2.066%	6,200,000	6,199,969
Elmwood CLO X Ltd.(a),(b)
Series 2021-3A Class C
3-month USD LIBOR + 1.950% Floor 1.950% 10/20/2034	2.040%	4,525,000	4,525,430
Series 2021-3A Class D
3-month USD LIBOR + 2.900% Floor 2.900% 10/20/2034	2.990%	10,850,000	10,849,761
Flatiron CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month USD LIBOR + 2.450% Floor 2.450% 11/20/2033	2.581%	6,000,000	6,016,344
Goldentree Loan Management US CLO 4 Ltd.(a),(b)
Series 2019-4A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 04/24/2031	2.125%	8,285,000	8,285,522
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Management US CLO 5 Ltd.(a),(b)
Series 2019-5A Class A
3-month USD LIBOR + 1.300% Floor 1.300% 10/20/2032	1.434%	4,250,000	4,250,000
Goodgreen(a),(f)
Series 2018-1A Class A
10/15/2053	3.930%	4,851,278	5,119,410
Goodgreen Trust(a)
Series 2021-1A Class A
10/15/2056	2.660%	3,763,089	3,792,340
Hardee’s Funding LLC(a)
Series 2021-1A Class A2
06/20/2051	2.865%	4,788,000	4,797,397
Kayne CLO Ltd.(a),(b)
Series 2020-9A Class B1
3-month USD LIBOR + 1.900% Floor 1.900% 01/15/2034	2.026%	8,600,000	8,630,117
Series 2021-10A Class D
3-month USD LIBOR + 2.750% Floor 2.750% 04/23/2034	3.000%	6,000,000	5,967,354
Lunar Aircraft Ltd.(a)
Series 2020-1A Class A
02/15/2045	3.376%	6,664,808	6,600,991
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	1.626%	2,950,000	2,950,150
Magnetite XXIV Ltd.(a),(b)
Series 2019-24A Class B
3-month USD LIBOR + 1.850% Floor 1.850% 01/15/2033	1.976%	5,750,000	5,754,353
Magnetite XXIX Ltd.(a),(b)
Series 2021-29A Class D
3-month USD LIBOR + 2.600% Floor 2.600% 01/15/2034	2.726%	6,725,000	6,724,953
MAPS Trust(a)
Series 2021-1A Class A
06/15/2046	2.521%	12,063,840	12,122,474
Nassau Ltd.(a),(b)
Series 2019-IA Class BR
3-month USD LIBOR + 2.600% Floor 2.600% 04/15/2031	2.750%	7,000,000	6,999,895

2	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2018-30A Class DR
3-month USD LIBOR + 2.850% Floor 2.850% 01/20/2031	2.984%	3,800,000	3,801,957
Octagon Investment Partners 24 Ltd.(a),(b)
Series 2020-1A Class BS
3-month USD LIBOR + 1.900% Floor 1.900% 04/21/2031	2.034%	5,600,000	5,600,493
Octagon Investment Partners 31 LLC(a),(b)
Series 2017-1A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 07/20/2030	2.184%	5,250,000	5,250,116
Octagon Investment Partners 45 Ltd.(a),(b)
Series 2019-1A Class B1
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2032	1.976%	3,850,000	3,850,227
Octagon Investment Partners 51 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/20/2034	3.161%	4,125,000	4,127,108
Octagon Investment Partners 54 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/15/2034	3.183%	7,475,000	7,470,739
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class CRR
3-month USD LIBOR + 2.000% Floor 2.000% 07/19/2030	2.300%	7,100,000	7,102,712
OHA Credit Funding 9 Ltd.(a),(b)
Series 2021-9A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 07/19/2035	2.084%	5,050,000	5,057,913
Series 2021-9A Class D
3-month USD LIBOR + 2.950% Floor 2.950% 07/19/2035	3.134%	4,500,000	4,504,347
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class D1R3
3-month USD LIBOR + 2.900% Floor 2.900% 02/20/2034	3.068%	6,300,000	6,303,377
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PFP Ltd.(a),(b)
Subordinated Series 2021-8 Class D
1-month USD LIBOR + 2.150% Floor 2.150% 08/09/2037	2.250%	5,700,000	5,689,303
Pioneer Aircraft Finance Ltd.(a)
Series 2019-1 Class A
06/15/2044	3.967%	7,433,200	7,406,384
Ready Capital Mortgage Financing LLC(a),(b)
Subordinated Series 2021-FL5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 04/25/2038	2.336%	3,841,000	3,848,202
Reese Park CLO LTD.(a),(b)
Series 2020-1A Class C1
3-month USD LIBOR + 2.450% Floor 2.450% 10/15/2032	2.576%	5,700,000	5,701,300
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class D
3-month USD LIBOR + 2.650% 10/20/2030	2.784%	2,500,000	2,480,183
Series 2018-1A Class C
3-month USD LIBOR + 2.050% 05/20/2031	2.181%	750,000	750,159
Series 2018-1A Class D
3-month USD LIBOR + 3.000% 05/20/2031	3.131%	5,300,000	5,296,841
Series 2020-1A Class C
3-month USD LIBOR + 2.350% 01/20/2032	2.484%	5,125,000	5,128,454
Series 2021-1A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 07/20/2034	2.083%	4,175,000	4,178,056
Series 2021-1A Class D
3-month USD LIBOR + 3.000% Floor 3.000% 07/20/2034	3.083%	4,000,000	4,000,032
Sierra Timeshare Receivables Funding LLC(a)
Series 2019-2A Class C
05/20/2036	3.120%	2,527,935	2,568,221
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	1,928,894	1,988,908
Slam Ltd.(a)
Series 2021-1A Class A
06/15/2046	2.434%	5,458,498	5,461,315
START Ireland(a)
Series 2019-1 Class A
03/15/2044	4.089%	6,665,826	6,668,824

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCI-Symphony CLO Ltd.(a),(b),(e)
Series 2017-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 07/15/2030	1.900%	9,900,000	9,900,000
Wendy’s Funding LLC(a)
Series 2021-1A Class A2II
06/15/2051	2.775%	13,590,938	13,817,053
Total Asset-Backed Securities — Non-Agency (Cost $404,685,132)			405,391,896

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

BX Commercial Mortgage Trust(a),(b)
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	2.500%	8,900,000	8,911,161
BX Commercial Mortgage Trust(a),(f)
Subordinated Series 2020-VIVA Class D
03/11/2044	3.667%	6,750,000	6,904,032
BX Trust(a)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	3,686,827
BXMT Ltd.(a),(b)
Subordinated Series 2020-FL2 Class D
30-day Average SOFR + 2.064% Floor 1.950% 02/15/2038	2.035%	11,189,000	11,161,041
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	6,450,000	6,523,849
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	21,100,000	21,403,061
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	7,400,000	7,379,646
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	7,502,315
Tricon American Homes LLC(a)
Series 2020-SFR1 Class D
07/17/2038	2.548%	7,200,000	7,262,487
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	7,368,196
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $88,071,717)			88,102,615

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
Itau Unibanco Holding SA(a),(g)
Subordinated
04/15/2031	3.875%	1,900,000	1,849,835
Total Convertible Bonds (Cost $1,893,749)			1,849,835

Corporate Bonds & Notes 41.7%

Aerospace & Defense 0.9%
Boeing Co. (The)
02/04/2026	2.196%	3,230,000	3,255,637
02/01/2031	3.625%	2,680,000	2,871,140
05/01/2050	5.805%	1,730,000	2,312,416
Howmet Aerospace, Inc.
01/15/2029	3.000%	6,998,000	7,042,013
Teledyne Technologies, Inc.
04/01/2028	2.250%	2,070,000	2,104,243
TransDigm, Inc.
01/15/2029	4.625%	5,360,000	5,346,600
United Technologies Corp.
11/16/2028	4.125%	4,310,000	4,906,544
Total			27,838,593
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	2,069,444
Airlines 1.3%
Air Canada(a)
08/15/2026	3.875%	10,510,000	10,614,038
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	9,966,000	10,473,552
British Airways Pass-Through Trust(a)
Series 2021-1 Class B
09/15/2031	3.900%	1,928,000	1,946,094
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,843,000	5,185,256
United Airlines Pass-Through Trust
Series 2020-1 Class B
01/15/2026	4.875%	2,005,835	2,122,249
United Airlines, Inc.(a)
04/15/2029	4.625%	10,581,000	10,938,355
Total			41,279,544
Automotive 0.9%
Cummins, Inc.
09/01/2050	2.600%	1,790,000	1,670,871

4	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
05/04/2023	3.096%	4,700,000	4,780,733
11/13/2025	3.375%	4,510,000	4,642,640
General Motors Co.
04/01/2038	5.150%	1,970,000	2,347,134
General Motors Financial Co., Inc.
06/20/2025	2.750%	6,021,000	6,296,553
08/20/2027	2.700%	2,989,000	3,104,510
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	1,152,000	1,223,541
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	1,640,000	1,803,472
Toyota Motor Credit Corp.
04/06/2028	1.900%	2,990,000	3,028,678
Total			28,898,132
Banking 4.8%
Ally Financial, Inc.(g)
12/31/2049	4.700%	3,330,000	3,448,840
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	4,270,000	4,881,173
Banco Santander SA(g)
09/14/2027	1.722%	2,000,000	1,991,473
Banco Santander SA
03/25/2031	2.958%	4,600,000	4,727,377
Bank of America Corp.(g)
12/20/2028	3.419%	2,135,000	2,315,804
06/19/2041	2.676%	7,605,000	7,351,917
Subordinated
09/21/2036	2.482%	2,150,000	2,105,746
Bank of Ireland Group PLC(a),(g)
09/30/2027	2.203%	2,469,000	2,466,411
Barclays PLC
Subordinated
05/09/2028	4.836%	2,640,000	2,987,425
BNP Paribas SA(a),(g)
09/15/2029	2.159%	1,819,000	1,804,468
Subordinated
03/01/2033	4.375%	4,165,000	4,564,506
BPCE SA(a)
Subordinated
03/15/2025	4.500%	2,705,000	2,969,367
Citigroup, Inc.(g)
06/09/2027	1.462%	4,410,000	4,386,609
10/27/2028	3.520%	6,183,000	6,725,671
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia(a),(g)
Subordinated
09/12/2034	3.610%	3,125,000	3,309,170
Deutsche Bank AG(g)
05/28/2032	3.035%	2,310,000	2,357,131
Subordinated
05/24/2028	4.296%	2,151,000	2,230,053
01/14/2032	3.729%	1,381,000	1,425,326
DNB Bank ASA(a),(g)
03/30/2028	1.605%	1,855,000	1,847,874
FNB Corp.
02/24/2023	2.200%	3,900,000	3,958,366
Goldman Sachs Group, Inc. (The)(g)
07/21/2032	2.383%	3,501,000	3,468,072
07/21/2042	2.908%	3,085,000	3,049,246
HSBC Holdings PLC(g)
05/24/2032	2.804%	1,960,000	1,986,754
Intesa Sanpaolo SpA(a)
Subordinated
06/01/2032	4.198%	6,115,000	6,267,492
JPMorgan Chase & Co.(g)
04/22/2027	1.578%	2,305,000	2,309,275
06/01/2029	2.069%	5,695,000	5,707,536
04/22/2042	3.157%	5,195,000	5,395,189
M&T Bank Corp.(g)
12/31/2049	3.500%	675,000	669,818
Morgan Stanley(g)
05/04/2027	1.593%	8,586,000	8,610,697
07/21/2032	2.239%	1,420,000	1,395,852
Subordinated
09/16/2036	2.484%	3,722,000	3,640,586
National Australia Bank Ltd.(a)
Subordinated
05/21/2031	2.990%	3,600,000	3,645,349
Nationwide Building Society(a),(g)
Subordinated
10/18/2032	4.125%	4,120,000	4,504,659
PNC Financial Services Group, Inc. (The)(g)
12/31/2049	3.400%	4,929,000	4,911,178
Societe Generale SA(a),(g)
06/09/2027	1.792%	3,410,000	3,390,652
Truist Financial Corp.(g)
06/07/2029	1.887%	1,450,000	1,449,723
UBS Group AG(a),(g)
08/10/2027	1.494%	4,560,000	4,510,569
UniCredit SpA(a),(g)
06/03/2027	1.982%	5,200,000	5,174,380
06/03/2032	3.127%	4,895,000	4,945,126

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(g)
04/30/2041	3.068%	4,245,000	4,369,254
Total			147,256,114
Brokerage/Asset Managers/Exchanges 1.6%
Ares Finance Co. III LLC(a),(g)
Subordinated
06/30/2051	4.125%	4,950,000	5,069,523
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	4,615,000	4,509,910
Blackstone Private Credit Fund(a)
09/15/2024	1.750%	1,370,000	1,369,816
12/15/2026	2.625%	2,206,000	2,201,263
Blue Owl Finance LLC(a)
06/10/2031	3.125%	2,242,000	2,222,249
Blue Owl Finance LLC(a),(e)
10/07/2051	4.125%	3,000,000	2,925,330
CI Financial Corp.
06/15/2051	4.100%	5,245,000	5,649,854
Coinbase Global, Inc.(a)
10/01/2028	3.375%	6,300,000	6,056,265
LPL Holdings, Inc.(a)
11/15/2027	4.625%	5,361,000	5,560,094
05/15/2031	4.375%	4,413,000	4,604,987
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	3,210,000	3,508,676
06/17/2026	3.750%	1,455,000	1,536,754
Owl Rock Technology Finance Corp.
01/15/2027	2.500%	3,880,000	3,897,537
Total			49,112,258
Building Materials 0.7%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	6,263,000	6,680,132
Cemex SAB de CV(a)
09/17/2030	5.200%	4,940,000	5,345,261
07/11/2031	3.875%	2,500,000	2,506,250
Eagle Materials, Inc.
07/01/2031	2.500%	2,254,000	2,230,528
LBM Acquisition LLC(a)
01/15/2029	6.250%	2,320,000	2,319,667
New Enterprise Stone & Lime Co., Inc.(a),(e)
07/15/2028	5.250%	1,332,000	1,347,590
Total			20,429,428
Cable and Satellite 1.7%
Cable Onda SA(a)
01/30/2030	4.500%	2,800,000	2,935,883
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cablevision Systems Corp.
09/15/2022	5.875%	6,288,000	6,502,781
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	2,600,000	2,922,649
06/01/2041	3.500%	2,712,000	2,669,200
07/01/2049	5.125%	4,505,000	5,288,765
Comcast Corp.
04/01/2030	3.400%	5,294,000	5,816,087
04/01/2040	3.750%	855,000	962,342
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,020,000	2,044,456
CSC Holdings LLC(a)
04/01/2028	7.500%	1,900,000	2,054,530
11/15/2031	4.500%	1,955,000	1,931,867
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	2,520,000	2,629,141
07/01/2029	5.500%	4,780,000	5,181,028
Time Warner Cable LLC
09/15/2042	4.500%	4,500,000	4,881,919
VTR Finance NV(a)
07/15/2028	6.375%	5,330,000	5,741,028
Total			51,561,676
Chemicals 0.3%
Chemours Co. (The)(a)
11/15/2029	4.625%	4,670,000	4,561,028
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	1,460,000	1,458,217
Tronox, Inc.(a)
03/15/2029	4.625%	3,650,000	3,635,389
Westlake Chemical Corp.
08/15/2041	2.875%	1,105,000	1,054,049
Total			10,708,683
Construction Machinery 0.1%
United Rentals North America, Inc.
01/15/2032	3.750%	1,680,000	1,699,683
Consumer Cyclical Services 0.1%
Block Financial LLC
07/15/2028	2.500%	1,870,000	1,893,233
Consumer Products 0.1%
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	2,486,000	2,490,666
Diversified Manufacturing 0.3%
General Electric Co.
05/01/2050	4.350%	2,520,000	3,037,137

6	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lennox International, Inc.
08/01/2027	1.700%	1,160,000	1,150,425
Rockwell Automation, Inc.
08/15/2061	2.800%	1,100,000	1,049,823
Wabtec Corp.(g)
09/15/2028	4.950%	3,657,000	4,208,677
Total			9,446,062
Electric 2.3%
AEP Texas, Inc.
07/01/2030	2.100%	2,930,000	2,869,574
Ameren Corp.
01/15/2031	3.500%	3,160,000	3,440,391
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,723,000	1,733,824
CenterPoint Energy, Inc.
11/01/2028	4.250%	2,838,000	3,235,732
06/01/2031	2.650%	2,043,000	2,087,249
Commonwealth Edison Co.
11/15/2049	3.200%	2,900,000	3,019,062
Dominion Energy, Inc.
08/15/2031	2.250%	1,500,000	1,496,194
08/01/2041	4.900%	2,010,000	2,506,382
DTE Electric Co.
03/01/2030	2.250%	2,770,000	2,811,526
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,115,000	1,155,914
Duke Energy Corp.
06/15/2031	2.550%	1,230,000	1,249,325
Duke Energy Florida LLC
06/15/2030	1.750%	1,960,000	1,904,396
11/15/2042	3.850%	360,000	409,007
Duke Energy Progress LLC
12/01/2044	4.150%	3,385,000	4,005,664
Entergy Arkansas LLC
06/15/2051	2.650%	1,500,000	1,397,369
Exelon Corp.
04/15/2046	4.450%	960,000	1,160,234
FEL Energy VI Sarl(a)
12/01/2040	5.750%	4,674,700	4,892,064
Florida Power & Light Co.
02/01/2042	4.125%	1,840,000	2,218,264
Indiana Michigan Power Co.
05/01/2051	3.250%	1,114,000	1,161,573
MidAmerican Energy Co.
10/15/2044	4.400%	2,160,000	2,668,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,340,000	2,515,407
Northern States Power Co.
04/01/2052	3.200%	1,790,000	1,901,019
NRG Energy, Inc.(a)
12/02/2025	2.000%	6,200,000	6,309,714
02/15/2032	3.875%	1,667,000	1,648,283
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,160,000	1,149,412
PacifiCorp
03/15/2051	3.300%	2,200,000	2,291,678
06/15/2052	2.900%	1,390,000	1,349,014
Virginia Electric and Power Co.
12/15/2050	2.450%	1,214,000	1,093,966
Vistra Operations Co. LLC(a)
05/01/2029	4.375%	880,000	886,327
WEC Energy Group, Inc.
10/15/2027	1.375%	3,920,000	3,849,106
Xcel Energy, Inc.
06/01/2030	3.400%	2,600,000	2,840,599
Total			71,256,761
Environmental 0.3%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	5,430,000	5,390,754
Waste Connections, Inc.
02/01/2030	2.600%	880,000	907,007
01/15/2052	2.950%	1,624,000	1,589,949
Total			7,887,710
Finance Companies 2.4%
Air Lease Corp.(g)
Junior Subordinated
12/31/2049	4.650%	2,350,000	2,460,307
Aircastle Ltd.(a)
08/11/2025	5.250%	4,301,000	4,799,092
Aircastle Ltd.(a),(g)
12/31/2049	5.250%	6,285,000	6,410,374
Avolon Holdings Funding Ltd.(a)
04/15/2026	4.250%	1,915,000	2,062,537
05/01/2026	4.375%	286,000	308,982
Bain Capital Specialty Finance, Inc.
03/10/2026	2.950%	4,220,000	4,301,955
Freedom Mortgage Corp.(a)
01/15/2027	6.625%	6,355,000	6,202,727

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FS KKR Capital Corp.
02/01/2025	4.125%	2,041,000	2,180,711
01/15/2026	3.400%	1,117,000	1,166,706
01/15/2027	2.625%	1,390,000	1,393,343
FS KKR Capital Corp.(a)
02/14/2025	4.250%	1,130,000	1,194,462
GE Capital Funding LLC
05/15/2030	4.400%	2,870,000	3,334,039
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,800,000	3,365,928
Golub Capital BDC, Inc.
02/15/2027	2.050%	1,983,000	1,952,282
Hercules Capital, Inc.
09/16/2026	2.625%	2,478,000	2,477,018
LFS Topco LLC(a)
10/15/2026	5.875%	1,587,000	1,634,419
Main Street Capital Corp.
07/14/2026	3.000%	3,173,000	3,235,179
Midcap Financial Issuer Trust(a)
01/15/2030	5.625%	3,935,000	3,900,128
OneMain Finance Corp.
01/15/2027	3.500%	3,811,000	3,813,605
OWL Rock Core Income Corp.(a)
09/23/2026	3.125%	5,241,000	5,178,472
PennyMac Financial Services, Inc.(a)
10/15/2025	5.375%	4,070,000	4,186,796
Phillips Edison Grocery Center Operating Partnership I LP(e)
11/15/2031	2.625%	1,540,000	1,519,857
Prospect Capital Corp.
01/22/2026	3.706%	3,185,000	3,278,776
10/15/2028	3.437%	3,000,000	2,916,608
Total			73,274,303
Food and Beverage 1.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,980,000	6,184,535
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,690,000	5,522,563
JDE Peet’s NV(a)
09/24/2031	2.250%	3,395,000	3,329,112
MARB BondCo PLC(a)
01/29/2031	3.950%	6,000,000	5,729,667
Sodexo, Inc.(a)
04/16/2031	2.718%	3,130,000	3,197,444
Sysco Corp.
07/15/2026	3.300%	1,400,000	1,512,367
04/01/2030	5.950%	3,983,000	5,069,449
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(a)
10/15/2028	6.750%	3,340,000	3,615,383
US Foods, Inc.(a)
02/15/2029	4.750%	3,725,000	3,825,255
Total			37,985,775
Gaming 0.6%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	2,081,000	2,110,231
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,640,000	3,004,299
International Game Technology PLC(a)
04/15/2026	4.125%	1,100,000	1,143,317
01/15/2029	5.250%	6,545,000	6,997,762
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,238,000	2,210,604
Scientific Games International, Inc.(a)
11/15/2029	7.250%	3,281,000	3,690,817
Total			19,157,030
Health Care 1.7%
Agilent Technologies, Inc.
03/12/2031	2.300%	4,362,000	4,378,969
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	2,970,000	3,085,323
CVS Health Corp.
08/21/2030	1.750%	2,540,000	2,435,748
03/25/2038	4.780%	2,080,000	2,545,964
DaVita, Inc.(a)
06/01/2030	4.625%	2,335,000	2,403,548
HCA, Inc.
07/15/2031	2.375%	5,180,000	5,092,261
07/15/2051	3.500%	2,400,000	2,380,803
Illumina, Inc.
03/23/2031	2.550%	3,197,000	3,226,116
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,675,000	1,710,757
Mozart Debt Merger Sub, Inc.(a),(e)
04/01/2029	3.875%	2,130,000	2,130,000
Novant Health, Inc.
11/01/2051	3.168%	2,000,000	2,082,049
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	3,926,000	4,141,416
Tenet Healthcare Corp.
06/15/2023	6.750%	3,020,000	3,252,666
Tenet Healthcare Corp.(a)
10/01/2028	6.125%	3,480,000	3,651,903

8	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thermo Fisher Scientific, Inc.
10/15/2028	1.750%	680,000	678,383
Universal Health Services, Inc.(a)
09/01/2026	1.650%	4,053,000	4,029,684
10/15/2030	2.650%	4,760,000	4,792,851
Total			52,018,441
Healthcare Insurance 0.4%
Centene Corp.
12/15/2027	4.250%	3,126,000	3,271,544
12/15/2029	4.625%	2,090,000	2,276,447
02/15/2030	3.375%	2,844,000	2,943,665
Humana, Inc.
02/03/2032	2.150%	2,900,000	2,831,395
Total			11,323,051
Healthcare REIT 0.9%
MPT Operating Partnership LP/Finance Corp.
10/15/2027	5.000%	6,385,000	6,727,263
03/15/2031	3.500%	6,765,000	6,907,929
National Health Investors, Inc.
02/01/2031	3.000%	6,315,000	6,138,756
Omega Healthcare Investors, Inc.
02/01/2031	3.375%	5,725,000	5,830,323
Sabra Health Care LP
12/01/2031	3.200%	2,294,000	2,255,199
Total			27,859,470
Home Construction 0.5%
DR Horton, Inc.
10/15/2024	2.500%	3,030,000	3,173,811
KB Home
11/15/2029	4.800%	4,970,000	5,417,382
06/15/2031	4.000%	1,315,000	1,349,271
Mattamy Group Corp.(a)
03/01/2030	4.625%	2,005,000	2,051,267
Meritage Homes Corp.(a)
04/15/2029	3.875%	4,450,000	4,671,689
Total			16,663,420
Independent Energy 0.9%
Aker BP ASA(a)
01/15/2030	3.750%	3,220,000	3,446,678
01/15/2031	4.000%	1,430,000	1,556,718
Antero Resources Corp.(a)
02/01/2029	7.625%	3,694,000	4,127,908
Diamondback Energy, Inc.
12/01/2029	3.500%	2,260,000	2,417,705
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	3,964,000	4,045,070
Geopark Ltd.(a)
09/21/2024	6.500%	809,000	829,765
01/17/2027	5.500%	2,250,000	2,226,778
Lundin Energy Finance BV(a)
07/15/2031	3.100%	1,580,000	1,602,224
MEG Energy Corp.(a)
02/01/2029	5.875%	4,930,000	5,042,162
Southwestern Energy Co.
03/15/2030	5.375%	2,772,000	2,993,777
Total			28,288,785
Integrated Energy 0.1%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,830,000	1,846,258
Chevron Corp.
05/11/2027	1.995%	1,880,000	1,939,365
Total			3,785,623
Leisure 0.3%
Carnival Corp.(a)
03/01/2027	5.750%	4,920,000	5,083,769
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	2,732,000	2,728,271
Total			7,812,040
Life Insurance 1.4%
Athene Global Funding(a)
08/19/2028	1.985%	5,425,000	5,364,916
06/07/2031	2.673%	5,130,000	5,173,525
Brighthouse Financial Global Funding(a)
06/28/2028	2.000%	5,150,000	5,122,039
Equitable Financial Life Global Funding(a)
03/08/2028	1.800%	2,180,000	2,166,816
Global Atlantic Fin Co.(a)
06/15/2031	3.125%	1,762,000	1,780,735
Global Atlantic Fin Co.(a),(g)
Subordinated
10/15/2051	4.700%	4,710,000	4,861,494
Guardian Life Global Funding(a)
09/16/2028	1.625%	3,371,000	3,327,347
Sammons Financial Group, Inc.(a)
04/16/2031	3.350%	4,224,000	4,390,307
SBL Holdings, Inc.(a)
11/13/2026	5.125%	2,175,000	2,417,092
02/18/2031	5.000%	2,705,000	2,889,402

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBL Holdings, Inc.(a),(g)
12/31/2049	6.500%	5,215,000	5,154,109
Total			42,647,782
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	4,324,000	4,373,304
Marriott International, Inc.
10/15/2032	3.500%	2,622,000	2,787,026
Total			7,160,330
Media and Entertainment 0.6%
AMC Networks, Inc.
02/15/2029	4.250%	7,740,000	7,702,956
Discovery Communications LLC
05/15/2050	4.650%	1,755,000	2,037,354
Netflix, Inc.
04/15/2028	4.875%	2,003,000	2,305,509
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	4,115,000	4,033,521
Viacom, Inc.
03/15/2043	4.375%	1,930,000	2,210,375
Total			18,289,715
Metals and Mining 1.3%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	3,380,000	3,520,267
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	5,409,000	5,522,174
Freeport-McMoRan, Inc.
08/01/2030	4.625%	9,626,000	10,388,049
Glencore Funding LLC(a)
09/23/2031	2.625%	3,160,000	3,095,718
Minera Mexico SA de CV(a)
01/26/2050	4.500%	3,200,000	3,554,897
Novelis Corp.(a)
01/30/2030	4.750%	4,435,000	4,665,154
08/15/2031	3.875%	1,628,000	1,615,563
Steel Dynamics, Inc.
04/15/2030	3.450%	1,550,000	1,671,658
01/15/2031	3.250%	3,200,000	3,410,951
Teck Resources Ltd.
07/15/2041	6.250%	2,640,000	3,526,194
Total			40,970,625
Midstream 1.3%
Enbridge, Inc.
08/01/2051	3.400%	2,170,000	2,185,461
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Operating LP
04/15/2029	5.250%	4,370,000	5,119,390
Energy Transfer Partners LP
03/15/2035	4.900%	1,990,000	2,280,921
Enterprise Products Operating LLC
03/15/2044	4.850%	2,970,000	3,573,005
02/15/2053	3.300%	1,568,000	1,540,076
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,835,000	1,906,104
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	1,980,000	2,009,444
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	2.940%	6,000,000	5,998,015
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,846,000	2,545,897
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	4,590,000	5,208,741
Sunoco LP/Finance Corp.
05/15/2029	4.500%	4,106,000	4,165,931
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	2,140,000	2,290,731
Total			38,823,716
Natural Gas 0.4%
Infraestructura Energetica Nova SAB de CV(a)
01/15/2051	4.750%	3,400,000	3,519,980
NiSource Finance Corp.
02/01/2045	5.650%	2,110,000	2,906,457
Sempra Energy
06/15/2027	3.250%	3,400,000	3,668,885
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	3,010,000	2,864,395
10/01/2046	3.950%	140,000	155,417
Total			13,115,134
Office REIT 0.3%
Corporate Office Properties LP
01/15/2029	2.000%	3,460,000	3,388,642
Office Properties Income Trust
02/01/2027	2.400%	2,550,000	2,518,013
Piedmont Operating Partnership LP
04/01/2032	2.750%	2,682,000	2,642,269
Total			8,548,924
Oil Field Services 0.2%
Halliburton Co.
03/01/2030	2.920%	2,320,000	2,399,762

10	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helmerich & Payne, Inc.(a)
09/29/2031	2.900%	3,437,000	3,446,917
Total			5,846,679
Other Financial Institutions 0.2%
Blackstone Secured Lending Fund(a)
09/30/2028	2.850%	1,950,000	1,945,453
Howard Hughes Corp. (The)(a)
02/01/2031	4.375%	4,054,000	4,076,902
Total			6,022,355
Other Industry 0.2%
Arcosa, Inc.(a)
04/15/2029	4.375%	1,660,000	1,686,858
Quanta Services, Inc.
01/15/2032	2.350%	3,315,000	3,245,795
Total			4,932,653
Other REIT 2.0%
American Finance Trust, Inc./Operating Partner LP(a),(e)
09/30/2028	4.500%	5,072,000	5,110,040
Blackstone Mortgage Trust, Inc.(a),(e)
01/15/2027	3.750%	4,250,000	4,211,586
Broadstone Net Lease LLC
09/15/2031	2.600%	1,672,000	1,652,479
EPR Properties
12/15/2026	4.750%	2,178,000	2,379,168
04/15/2028	4.950%	9,170,000	10,131,497
Host Hotels & Resorts LP
06/15/2025	4.000%	3,055,000	3,275,883
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	6,365,000	6,329,898
Lexington Realty Trust
10/01/2031	2.375%	3,990,000	3,877,008
Life Storage LP(e)
10/15/2031	2.400%	4,042,000	4,005,504
Rexford Industrial Realty LP
09/01/2031	2.150%	2,154,000	2,077,209
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	4,780,000	4,950,315
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	2,743,000	2,749,083
Sun Communities Operating LP(e)
11/01/2028	2.300%	2,205,000	2,209,941
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XHR LP(a)
08/15/2025	6.375%	4,185,000	4,437,849
06/01/2029	4.875%	2,278,000	2,345,610
Total			59,743,070
Other Utility 0.1%
Essential Utilities, Inc.
04/15/2030	2.704%	2,730,000	2,825,489
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	3,373,000	3,409,792
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	4,613,000	4,705,170
Berry Global, Inc.(a)
01/15/2026	1.570%	1,500,000	1,500,555
Total			9,615,517
Paper 0.2%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	3,300,000	3,392,472
WRKCo, Inc.
09/15/2024	3.000%	1,640,000	1,736,211
Total			5,128,683
Pharmaceuticals 1.0%
AbbVie, Inc.
11/21/2029	3.200%	3,065,000	3,302,728
11/06/2042	4.400%	2,870,000	3,426,864
AstraZeneca Finance LLC
05/28/2028	1.750%	1,865,000	1,876,038
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,050,000	2,125,724
Bristol-Myers Squibb Co.
11/13/2050	2.550%	2,093,000	1,973,248
Gilead Sciences, Inc.
03/01/2026	3.650%	5,830,000	6,385,487
10/01/2027	1.200%	1,798,000	1,757,640
HCRX Investments Holdco LP(a)
08/01/2029	4.500%	4,890,000	4,932,479
Royalty Pharma PLC
09/02/2030	2.200%	3,770,000	3,692,492
Upjohn, Inc.(a)
06/22/2050	4.000%	1,441,000	1,531,646
Total			31,004,346

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.3%
American International Group, Inc.
05/01/2036	6.250%	2,790,000	3,887,451
07/16/2044	4.500%	2,860,000	3,492,026
Assured Guaranty US Holdings, Inc.
09/15/2051	3.600%	2,928,000	2,993,461
Total			10,372,938
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,165,000	2,596,666
09/15/2051	3.300%	1,410,000	1,518,051
Union Pacific Corp.
08/15/2039	3.550%	3,430,000	3,803,188
Total			7,917,905
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	2,680,000	2,720,347
Retail REIT 0.7%
Essential Properties LP
07/15/2031	2.950%	3,380,000	3,397,414
National Retail Properties, Inc.
04/15/2052	3.000%	3,200,000	3,033,931
Retail Properties of America, Inc.
03/15/2025	4.000%	3,362,000	3,557,096
Simon Property Group LP
01/15/2032	2.250%	3,895,000	3,803,609
STORE Capital Corp.
03/15/2028	4.500%	2,010,000	2,266,598
03/15/2029	4.625%	1,119,000	1,273,360
Tanger Properties LP
09/01/2031	2.750%	3,745,000	3,591,662
Total			20,923,670
Retailers 0.9%
Amazon.com, Inc.
05/12/2041	2.875%	5,850,000	6,021,033
AutoNation, Inc.
08/01/2028	1.950%	2,207,000	2,175,635
Home Depot, Inc. (The)
06/15/2047	3.900%	240,000	280,993
03/15/2051	2.375%	4,950,000	4,500,557
Lowe’s Companies, Inc.
04/15/2028	1.300%	3,183,000	3,090,496
04/01/2031	2.625%	2,870,000	2,947,117
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	2,550,000	2,626,334
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,875,000	2,969,845
Victoria’s Secret & Co.(a)
07/15/2029	4.625%	2,040,000	2,073,454
Walmart, Inc.
09/22/2031	1.800%	1,100,000	1,089,843
Total			27,775,307
Supermarkets 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	4,496,000	4,855,379
Kroger Co. (The)
10/15/2046	3.875%	2,200,000	2,419,912
Total			7,275,291
Technology 2.4%
Apple, Inc.
02/08/2051	2.650%	6,595,000	6,345,789
CommScope Technologies LLC(a)
03/15/2027	5.000%	4,944,000	4,702,892
Dell International LLC/EMC Corp.
10/01/2026	4.900%	4,310,000	4,962,444
07/15/2036	8.100%	1,000,000	1,517,040
07/15/2046	8.350%	940,000	1,535,001
EMC Corp.
06/01/2023	3.375%	7,990,000	8,254,275
HP, Inc.(a)
06/17/2031	2.650%	3,940,000	3,901,646
Intel Corp.
08/12/2041	2.800%	4,145,000	4,131,473
Iron Mountain, Inc.(a)
09/15/2029	4.875%	5,335,000	5,588,274
Microchip Technology, Inc.
09/01/2025	4.250%	8,345,000	8,721,928
NCR Corp.(a)
04/15/2029	5.125%	3,190,000	3,290,251
Oracle Corp.
04/01/2040	3.600%	4,705,000	4,878,358
Qorvo, Inc.
10/15/2029	4.375%	3,025,000	3,290,035
Qorvo, Inc.(a)
04/01/2031	3.375%	1,523,000	1,605,388
Seagate HDD
06/01/2027	4.875%	2,917,000	3,285,523

12	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate HDD Cayman
03/01/2024	4.875%	1,125,000	1,212,327
Western Digital Corp.
02/15/2026	4.750%	5,486,000	6,075,405
Total			73,298,049
Transportation Services 0.3%
GXO Logistics, Inc.(a)
07/15/2031	2.650%	2,463,000	2,450,696
Triton Container International Ltd.(a)
06/15/2031	3.150%	3,490,000	3,520,004
XPO Logistics, Inc.(a)
05/01/2025	6.250%	2,998,000	3,164,332
Total			9,135,032
Treasury 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	3,000,000	3,108,672
Wireless 1.0%
Crown Castle International Corp.
02/15/2028	3.800%	3,910,000	4,303,701
Sprint Corp.
02/15/2025	7.625%	5,670,000	6,628,604
T-Mobile USA, Inc.
02/01/2028	4.750%	3,948,000	4,191,512
04/15/2031	3.500%	2,680,000	2,828,526
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	1,665,000	1,758,297
10/15/2052	3.400%	3,250,000	3,181,952
Vodafone Group PLC(g)
06/04/2081	4.125%	6,315,000	6,393,392
Total			29,285,984
Wirelines 1.2%
AT&T, Inc.
12/01/2033	2.550%	4,642,000	4,567,557
09/15/2055	3.550%	4,557,000	4,492,916
British Telecommunications PLC(a)
11/08/2029	3.250%	5,825,000	6,072,352
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	3,301,000	3,399,966
Telecom Italia Capital SA
11/15/2033	6.375%	3,825,000	4,448,606
Telefonica Emisiones SAU
03/06/2048	4.895%	4,950,000	5,940,487
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
09/21/2028	4.329%		2,446,000	2,813,747
01/20/2031	1.750%		3,115,000	2,963,414
11/20/2040	2.650%		2,346,000	2,212,669
10/30/2056	2.987%		1,460,000	1,357,207
Total				38,268,921
Total Corporate Bonds & Notes (Cost $1,257,341,801)				1,276,753,059

Foreign Government Obligations(h) 5.7%

Brazil 0.2%
Brazilian Government International Bond
04/07/2026	6.000%		5,600,000	6,431,123
Colombia 0.1%
Colombia Government International Bond
09/18/2037	7.375%		3,000,000	3,688,464
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%		2,400,000	2,696,172
Egypt 0.2%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,000,000	1,059,323
01/31/2047	8.500%		6,000,000	5,796,595
Total				6,855,918
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2035	7.875%		2,000,000	1,790,608
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%		2,500,000	2,590,560
Mexico 3.6%
Mexican Bonos
12/05/2024	10.000%	MXN	1,684,000,000	89,537,975
Petroleos Mexicanos
01/30/2023	3.500%		9,259,000	9,388,115
03/13/2027	6.500%		9,400,000	9,921,821
Petroleos Mexicanos(a)
10/16/2025	6.875%		2,310,000	2,531,518
Total				111,379,429
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%		2,200,000	2,354,656

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norway 0.0%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,675,874
Qatar 0.1%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,900,000	1,938,214
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/23/2047	5.250%	3,200,000	4,065,003
Saudi Arabia 0.2%
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%	7,000,000	7,075,071
Singapore 0.1%
BOC Aviation Ltd.(a)
01/21/2026	1.750%	2,400,000	2,378,105
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%	1,600,000	1,764,864
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%	3,000,000	1,831,901
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,600,000	3,036,711
Turkey 0.1%
Turkey Government International Bond
03/17/2036	6.875%	3,000,000	2,914,697
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
04/29/2028	2.000%	2,240,000	2,257,929
United States 0.2%
Antares Holdings LP(a)
01/15/2027	2.750%	1,876,000	1,876,796
DAE Funding LLC(a)
08/01/2024	1.550%	789,000	783,043
03/20/2028	3.375%	4,569,000	4,712,897
Total			7,372,736
Total Foreign Government Obligations (Cost $178,994,607)			174,098,035

Inflation-Indexed Bonds 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 2.9%
U.S. Treasury Inflation-Indexed Bond
10/15/2025	0.125%	17,886,720	19,354,577
01/15/2028	0.500%	28,776,020	32,223,308
07/15/2029	0.250%	6,403,680	7,125,019
01/15/2030	0.125%	4,774,950	5,247,393
07/15/2030	0.125%	19,166,220	21,144,393
01/15/2031	0.125%	4,719,330	5,181,928
Total			90,276,618
Total Inflation-Indexed Bonds (Cost $90,168,091)			90,276,618

Municipal Bonds 1.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	2,300,145
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,351,339
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	704,816
Total			4,356,300
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	2,277,670
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,713,720
Total			3,991,390
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	860,000	991,677

14	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	938,286
Total			1,929,963
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,245,212
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,450,033
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,037,304
Total			2,487,337
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,792,071
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	2,220,000	2,750,785
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,154,586
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	1,348,371
Total			3,502,957
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,522,540
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	4,050,000	4,113,016
Total			6,635,556
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	5,444,854
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,706,340
Total			8,151,194
Tobacco 0.1%
Golden State Tobacco Securitization Corp.(e)
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	1,655,000	1,676,052
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,362,402
Turnpike / Bridge / Toll Road 0.4%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,910,401
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,409,257

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Grand Parkway Transportation Corp.
Taxable Refunding Revenue Bonds
Subordinate Tier Toll
Series 2020
10/01/2052	3.236%	1,715,000	1,772,423
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	2,081,413
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,711,303
Total			10,884,797
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,378,043
Total Municipal Bonds (Cost $47,205,235)			54,144,059

Residential Mortgage-Backed Securities - Agency 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.870% Cap 10.032% 07/01/2036	2.194%	903,665	954,674
1-year CMT + 2.135% Cap 10.667% 10/01/2036	2.196%	688,481	739,354
1-year CMT + 2.255% Cap 10.172% 04/01/2037	2.349%	799,131	851,918
12-month USD LIBOR + 1.860% Cap 9.412% 07/01/2041	2.164%	440,349	466,152
12-month USD LIBOR + 1.650% Cap 7.053% 12/01/2042	2.047%	504,928	529,810
Federal Home Loan Mortgage Corp.
02/01/2038	6.000%	364,287	427,452
06/01/2051- 07/01/2051	3.000%	40,185,583	42,167,842
09/01/2051	3.500%	5,438,238	5,794,107
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(i)
09/01/2051- 10/01/2051	2.500%	25,000,000	25,795,383
Federal Home Loan Mortgage Corp. REMICS(j)
CMO Series 5146 Class DI
07/25/2039	5.500%	4,578,063	855,611
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	748,668	874,999
03/01/2034- 09/01/2051	3.500%	40,112,243	43,191,243
04/01/2039- 11/01/2040	4.500%	6,244,571	7,005,303
05/01/2039	6.500%	243,280	293,662
08/01/2041- 11/01/2059	4.000%	11,233,071	12,416,777
05/01/2050	3.000%	6,710,304	7,131,440
06/01/2051	2.500%	9,838,784	10,151,001
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.189% 06/01/2035	1.811%	1,040,595	1,081,799
6-month USD LIBOR + 1.565% Floor 1.565, Cap 11.224 06/01/2035	1.815%	1,284,195	1,335,232
1-year CMT + 2.156% Floor 2.156%, Cap 9.612% 03/01/2038	2.219%	904,259	968,128
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.195% 03/01/2047	3.195%	1,441,195	1,503,592
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.097% 04/01/2047	3.097%	1,606,180	1,677,454
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	0.386%	529,755	531,550
Freddie Mac REMICS(j)
CMO Series 205123 Class HI
01/25/2042	5.000%	7,952,296	1,202,698
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	3.336%	892,774	904,697

16	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
02/15/2040- 06/15/2041	4.500%	9,032,165	10,316,647
03/15/2040	5.000%	573,579	665,026
07/15/2040- 11/20/2040	4.000%	1,436,277	1,576,772
04/20/2042- 06/20/2051	3.500%	14,129,418	15,149,417
09/20/2051	2.500%	10,300,000	10,647,418
Government National Mortgage Association(i)
09/20/2051	3.000%	10,250,000	10,751,007
Government National Mortgage Association TBA(e)
10/21/2051	2.500%	30,900,000	31,880,109
10/21/2051	3.000%	10,250,000	10,704,844
Uniform Mortgage-Backed Security TBA(e)
10/14/2051	2.500%	76,725,000	79,062,715
Total Residential Mortgage-Backed Securities - Agency (Cost $336,549,180)			339,605,833

Residential Mortgage-Backed Securities - Non-Agency 8.9%

Angel Oak Mortgage Trust(a),(f)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	5,000,204
CMO Series 2021-5 Class M1
07/25/2066	2.387%	6,150,000	6,170,305
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class M1
04/25/2049	4.760%	7,000,000	7,217,523
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	2,850,000	2,965,015
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	2.360%	927,687	946,912
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.436%	9,590,497	9,680,494
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	2.984%	9,990,000	10,071,856
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	2.086%	1,446,000	1,454,183
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.036%	1,590,000	1,590,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3A Class M1B
30-day Average SOFR + 1.400% Floor 1.400% 09/25/2031	1.450%	9,575,000	9,598,409
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	1.600%	7,225,000	7,240,252
Citigroup Mortgage Loan Trust(a),(f)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.250%	6,046,488	6,347,128
COLT Mortgage Loan Trust(a),(f)
CMO Series 2021-1HX1 Class B1
10/25/2066	3.110%	4,000,000	4,028,538
Credit Suisse First Boston Mortgage-Backed Trust(f)
CMO Series 2004-AR6 Class 2A1
10/25/2034	2.639%	64,341	64,474
Credit Suisse Mortgage Trust(a),(f)
Subordinated CMO Series 2019-NQM1 Class B1
10/25/2059	3.890%	6,224,000	6,354,290
CSMC Trust(a),(c),(d),(f)
CMO Series 2021-NQM6 Class M1
07/25/2066	2.581%	6,250,000	6,249,771
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	5,687,000	5,835,666
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.664%	5,675,000	5,686,181
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	4.086%	3,000,000	3,108,789
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% Floor 3.000% 11/25/2028	3.086%	8,130,000	8,191,538
Ellington Financial Mortgage Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
05/25/2065	5.265%	4,962,000	5,139,722
Fannie Mae Connecticut Avenue Securities(b)
1-month USD LIBOR + 6.950% 08/25/2028	7.036%	3,207,626	3,403,065
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.686%	1,785,989	1,806,671

CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900% 11/25/2024	4.986%	1,610,198	1,670,177
CMO Series 2015-C01 Class 1M2
1-month USD LIBOR + 4.300% 02/25/2025	4.386%	394,605	401,634
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.086%	1,063,405	1,082,436
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.786%	4,945,035	5,218,305
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.636%	4,218,451	4,419,454
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% 08/25/2028	6.836%	2,795,092	2,952,749
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	5.986%	1,769,541	1,858,694
CMO Series 2016-C06 Class 1M2
1-month USD LIBOR + 4.250% 04/25/2029	4.336%	7,406,363	7,673,613
CMO Series 2017-C03 Class 1M2C
1-month USD LIBOR + 3.000% 10/25/2029	3.086%	2,800,000	2,890,509
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.236%	1,661,613	1,673,053
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.086%	2,099,280	2,150,723
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.186%	3,297,044	3,347,744
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.686%	2,271,709	2,292,820
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA2 Class B1
1-month USD LIBOR + 4.350% 03/25/2049	4.436%	2,300,000	2,391,012
Subordinated CMO Series 2019-DNA3 Class B1
1-month USD LIBOR + 3.250% 07/25/2049	3.336%	6,000,000	6,080,474
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.086%	2,278,061	2,286,859
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.086%	7,150,000	7,203,704
JPMorgan Mortgage Trust(f)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.166%	202,462	205,563
CMO Series 2006-A4 Class 3A1
06/25/2036	2.975%	1,073,344	881,415
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	2,561,313	2,643,135
JPMorgan Mortgage Trust(a),(f)
Subordinated CMO Series 2019-LTV3 Class B4
03/25/2050	4.544%	6,629,949	6,703,245
JPMorgan Wealth Management(a),(b)
CMO Series 2021-CL1 Class M4
30-day Average SOFR + 2.750% 03/25/2051	2.767%	1,318,284	1,318,282
MASTR Adjustable Rate Mortgages Trust(f)
CMO Series 2004-13 Class 3A7
11/21/2034	2.731%	458,819	466,354
Merrill Lynch Mortgage Investors Trust(f)
CMO Series 2005-A2 Class A2
02/25/2035	2.824%	866,752	873,722
New Residential Mortgage Loan Trust(a),(f)
Subordinated CMO Series 2020-NQM2 Class M1
05/24/2060	3.892%	1,760,000	1,797,810
Oaktown Re IV Ltd.(a),(b)
CMO Series 2020-1A Class M2
1-month USD LIBOR + 7.000% Floor 7.000% 07/25/2030	7.086%	5,787,409	5,921,559
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.686%	4,650,000	4,724,390
PRKCM Trust(a),(f)
CMO Series 2021-AFC1 Class M1
11/25/2041	3.114%	6,966,000	6,965,702
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 3.800% 03/25/2028	3.886%	3,000,000	3,044,757

18	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.786%	7,500,000	7,561,342
CMO Series 2020-2 Class M1B
1-month USD LIBOR + 4.000% Floor 4.000% 10/25/2030	4.146%	368,016	368,016
CMO Series 2020-2 Class M1C
1-month USD LIBOR + 4.600% Floor 4.600% 10/25/2030	4.746%	3,000,000	3,016,913
Residential Mortgage Loan Trust(a),(f)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,826,609
Seasoned Credit Risk Transfer Trust(a)
CMO Series 2021-1 Class M
09/25/2060	4.250%	3,467,000	3,598,937
STACR Trust(a),(b)
CMO Series 2018-HRP1 Class M2
1-month USD LIBOR + 1.650% 04/25/2043	1.736%	2,106,267	2,111,842
Starwood Mortgage Residential Trust(a)
CMO Series 2020-2 Class B2E
04/25/2060	3.000%	5,000,000	4,971,070
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,000,000	4,106,858
Structured Adjustable Rate Mortgage Loan Trust(f)
CMO Series 2004-8 Class 2A1
07/25/2034	2.403%	840,206	865,493
Verus Securitization Trust(a),(f)
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	9,400,000	9,518,964
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	5,211,000	5,243,921
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	5,000,000	5,197,859
Vista Point Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
03/25/2065	4.151%	7,800,000	8,007,694
Subordinated CMO Series 2020-2 Class B1
04/25/2065	4.900%	2,000,000	2,083,846
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	117,481	121,797
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	401,883	394,617
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $269,261,382)			271,286,658

U.S. Treasury Obligations 13.4%

U.S. Treasury
02/28/2023	0.125%	20,000,000	19,987,500
05/31/2023	0.125%	25,000,000	24,960,937
03/15/2024	0.250%	10,000,000	9,967,187
04/15/2024	0.375%	30,000,000	29,969,531
07/15/2024	0.375%	80,000,000	79,775,000
06/30/2026	0.875%	10,000,000	9,964,063
11/15/2028	3.125%	1,000,000	1,123,906
11/15/2029	1.750%	1,000,000	1,027,969
05/15/2038	4.500%	9,000,000	12,498,750
02/15/2039	3.500%	7,350,000	9,157,641
05/15/2040	1.125%	3,000,000	2,593,594
08/15/2040	1.125%	11,000,000	9,468,594
11/15/2040	1.375%	7,700,000	6,919,172
02/15/2041	1.875%	37,000,000	36,207,969
05/15/2041	2.250%	16,700,000	17,370,609
11/15/2041	3.125%	6,400,000	7,623,000
05/15/2042	3.000%	15,000,000	17,542,969
02/15/2044	3.625%	900,000	1,158,188
11/15/2044	3.000%	15,000,000	17,610,937
08/15/2049	2.250%	12,900,000	13,375,687
11/15/2049	2.375%	19,000,000	20,232,031
02/15/2051	1.875%	17,500,000	16,696,094
05/15/2051	2.375%	12,200,000	13,023,500
08/15/2051	2.000%	8,000,000	7,861,250
U.S. Treasury(k)
11/15/2048	3.375%	18,250,000	23,257,344
Total U.S. Treasury Obligations (Cost $404,429,302)			409,373,422

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(l),(m)	119,739,587	119,727,613
Total Money Market Funds (Cost $119,727,613)		119,727,613
Total Investments in Securities (Cost: $3,198,327,809)		3,230,609,643
Other Assets & Liabilities, Net		(171,616,415)
Net Assets		3,058,993,228

At September 30, 2021, securities and/or cash totaling $2,373,513 were pledged as collateral.
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,876,439,848 MXN	92,930,326 USD	Goldman Sachs	12/15/2021	2,991,770	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	845	12/2021	USD	185,946,211	—	(92,596)
U.S. Treasury 5-Year Note	1,766	12/2021	USD	216,762,704	—	(974,613)
U.S. Ultra Treasury Bond	29	12/2021	USD	5,540,813	—	(149,927)
Total					—	(1,217,136)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(369)	12/2021	USD	(48,563,859)	—	(3,178)
U.S. Ultra Bond 10-Year Note	(465)	12/2021	USD	(67,541,250)	911,853	—
Total					911,853	(3,178)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $1,316,833,117, which represents 43.05% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $22,449,771, which represents 0.73% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	64,595,133	1,399,791,518	(1,344,659,038)	—	119,727,613	—	51,431	119,739,587
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
20	CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, September 30, 2021 (Unaudited)
Abbreviation Legend  (continued)
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | Quarterly Report 2021	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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